Investment Objectives and Goals	Feb. 17, 2026
Invesco Agency MBS ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco Agency MBS ETF (the “Fund”) seeks a high level of current income, with liquidity and safety of principal.
Invesco Flexible Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco Flexible Income ETF (the “Fund”) seeks income with a total return focus.